Loans and Financial Liabilities - River Vessel Financing - Additional Information (Details) € in Millions, SFr in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2021	Jul. 31, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2015 USD ($)	Apr. 30, 2014 EUR (€)	Jan. 31, 2013 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Loan																$ 2,043,773,000			$ 2,010,392,000
Number of vessels | Vessel									83
EUR 54.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments | €											€ 54.2		€ 54.2
Loan extended maturity											25 months	25 months	25 months	25 months
EUR 20.3 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments | €											€ 20.3		€ 20.3
Loan extended maturity											2 years	2 years	2 years	2 years
$40.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments												$ 40,000,000		$ 40,000,000
Loan extended maturity											2 years	2 years	2 years	2 years
$102.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments												$ 102,000,000		$ 102,000,000
Loan extended maturity											1 year	1 year	1 year	1 year
$15.1 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments												$ 15,100,000		$ 15,100,000
EUR 6.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | €										€ 6.2					€ 6.2
Loan maturity term	5 years
Loan maturity									2026	2026
20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Loan | SFr																	SFr 20.0			SFr 20.0
Loan maturity									2027	2027
Hermes Financing
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee									95.00%
Loan maturity term									8 years 6 months
Prepayments																		$ 73,100,000
Non-recurring charges in interest expense related to write off of unamortized loan fees									$ 1,200,000
Hermes Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, marketable securities and receivables from credit card processors																75,000,000
Hermes Financing | Loan One
Disclosure of detailed information about borrowings [line items]
Loan | €															236.1
Hermes Financing | Loan Two
Disclosure of detailed information about borrowings [line items]
Loan | €															288.9
Hermes Financing | Loan Three
Disclosure of detailed information about borrowings [line items]
Loan | €															225.8
Hermes Financing | Loan Four
Disclosure of detailed information about borrowings [line items]
Loan | €															153.2
Hermes Financing | Loan Five
Disclosure of detailed information about borrowings [line items]
Loan | €															53.6
Viking Legend Refinancing, Viking Baldur, Viking Magni | EUR 54.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | €							€ 54.2			€ 54.2					54.2
Loan maturity term							10 years
Loan maturity									2025	2025
Viking Kvasir | EUR 20.3 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | €						€ 20.3				€ 20.3					€ 20.3
Loan maturity term						10 years
Loan maturity									2026	2026
Viking Idi Refinancing, Viking Astrild, Viking Beyla | $53.5 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan					$ 53,500,000											53,500,000			53,500,000
Loan maturity term					10 years
Loan maturity									2025	2025
Viking Hemming, Viking Osfrid and Viking Torgil Refinancing | $40.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan				$ 40,000,000												40,000,000			40,000,000
Loan maturity term				8 years
Number of vessels | Vessel				3
Loan maturity									2027	2027
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan				$ 102,000,000												102,000,000			102,000,000
Loan maturity term				8 years 6 months
Loan maturity									2028	2028
Viking Helgrim | $15.1 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan			$ 15,100,000													$ 15,100,000			$ 15,100,000
Loan maturity term			10 years
Loan maturity									2029	2029
French Government
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee		90.00%
French Government | EUR 6.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | €		€ 6.2
Swiss Government | 20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee								85.00%
Loan								$ 20,000,000
Loan maturity								December 2024